Investments Accounted for Using the Equity Method - Summarized Financial Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of investments accounted for using equity method [line items]
Current assets	¥ 7,301,010	¥ 7,347,294
Non-current assets	13,160,455	13,071,828
Total assets	20,461,465	20,419,122	¥ 19,349,164
Current liabilities	5,790,088	5,981,124
Non-current liabilities	6,385,354	5,872,208
Total liabilities	12,175,442	11,853,332
Total equity	8,286,023	8,565,790		¥ 7,569,626
Cash and cash equivalents included in current assets	2,672,353	2,494,121	2,256,488	¥ 2,105,976
Sales revenue	14,931,009	15,888,617	15,361,146
Depreciation and amortization	1,461,403	1,468,685	1,454,116
Income tax expense	279,986	303,089	(13,666)
Profit for the year	509,932	676,286	1,128,639
Other comprehensive income	(451,209)	26,321	(159,244)
Comprehensive income for the year	58,723	702,607	969,395
Honda's share of comprehensive income for the year	132,260	207,143	259,951
Dongfeng Honda Automobile Co Ltd [member]
Disclosure of investments accounted for using equity method [line items]
Current assets	347,462	513,364
Non-current assets	196,439	195,806
Total assets	543,901	709,170
Current liabilities	316,519	369,119
Non-current liabilities	28,229	42,264
Total liabilities	344,748	411,383
Total equity	199,153	297,787
Carrying amount of its interest in the joint venture	98,373	147,583
Cash and cash equivalents included in current assets	246,736	201,698
Financial liabilities (excluding trade payables and provisions) included in current liabilities	67,414	4,628
Sales revenue	1,516,160	1,696,651	1,695,603
Interest income	8,019	6,190	8,998
Depreciation and amortization	18,870	16,091	16,001
Income tax expense	48,622	58,504	60,295
Profit for the year	130,327	176,787	185,604
Other comprehensive income	(21,100)	(8,354)	11,586
Comprehensive income for the year	109,227	168,433	197,190
Honda's share of comprehensive income for the year	54,667	84,273	99,437
Dividend from the joint venture to Honda	72,760	70,788	75,407
Dongfeng Honda Automobile Co Ltd [member] | Equity attributable to owners of the parent [Member]
Disclosure of investments accounted for using equity method [line items]
Total equity	99,577	148,893
Comprehensive income for the year	54,614	84,217	98,595
Dongfeng Honda Automobile Co Ltd [member] | Equity Method Adjustments [member]
Disclosure of investments accounted for using equity method [line items]
Total equity	(1,204)	(1,310)
Comprehensive income for the year	¥ 53	¥ 56	¥ 842